Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 16: RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Fees related to service providers	38	51	145
Expenses relating to options to employees and non-employees	-	2	7
Professional consulting	-	-	109
Lab materials	-	2	134
Other	-	(12)	48

	38	43	443